Organization, Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Activity of Representation and Warranties Reserve
The activity of the representations and warranties reserve was as follows (in thousands):

	For the three months ended September 30,		For the nine months ended September 30,
	2021	2020	2021	2020
Balance, beginning of period	$78,070	$53,296	$69,542	$46,322
Reserve charged to operations	12,601	10,859	34,262	25,574
Losses realized, net	(5,985)	(1,034)	(19,118)	(8,775)

Balance, end of period	$84,686	$63,121	$84,686	$63,121

UNITED WHOLESALE MORTGAGE, LLC
Activity of Representation and Warranties Reserve
The activity of the representations and warranties reserve was as follows (in thousands):

	December 31,
	2020	2019
Balance, beginning of period	$46,322	$32,999
Reserve charged to operations	36,510	19,153
Losses realized, net	(13,290)	(5,830)

Balance, end of period	$69,542	$46,322

Summary of Premises and Equipment, Net
Premises and equipment is recorded at cost and depreciated or amortized using the straight line method over the estimated useful lives of the assets. The following is a summary of premises and equipment, net at December 31 (in thousands):

	Useful lives (years)		2020	2019
Furniture and equipment	3—10 years		$24,325	$17,976
Computer software	1—3 years		3,644	1,480
Leasehold improvements	(a	)	104,074	50,633
Construction in process			1,249	5,415
Accumulated depreciation and amortization			(25,720)	(14,139)

Premises and equipment, net			$107,572	$61,365

(a)	Amortized over the shorter of the related lease term or the estimated useful life of the assets.